Related Party Transactions (Details Narrative) (10-K)	9 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Jan. 31, 2016 USD ($) Claims	Jan. 31, 2015 USD ($) Claims
Related Party Transaction [Line Items]
Rental fees	$ 27,494	$ 8,525	$ 8,525
Jim Briscoe [Member]
Related Party Transaction [Line Items]
Accrued rent		6,263	6,263
Monthly payment of rent		522	522
Accrued unpaid wages		472,953	389,367
Rental fees	$ 522
Larry Liang [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages		$ 15,625	$ 15,625
Walnut Creek Project [Member]
Related Party Transaction [Line Items]
Number of standard federal lode mining claims | Claims		29	29